POST-EMPLOYMENT BENEFITS - Rollforward of the fair value of plan assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Pension Benefits
Effective yield of assets during the year	R$ 5,112,013	R$ 2,882,650
Plan assets | Defined benefit pension plan
Defined Pension Benefits
Fair asset value at the start of the year	(24,149,547)	(23,153,018)
Subsidiaries held for sale		(266,176)
Benefits paid during the fiscal year	(2,195,889)	(1,956,093)
Stakeholder's contributions during the fiscal year	30,462	41,170
Employer contributions during the fiscal year	289,086	294,978
Expected return on assets during the fiscal year	2,052,801	2,145,641
Gain on plan assets (excluding interest income)	3,059,213	737,008
Fair asset value at the end of the year	(27,385,218)	(24,149,547)
Effective yield of assets during the year	R$ 5,112,013	R$ 2,882,650